SUPPLEMENT DATED APRIL 26, 2017 TO THE PROSPECTUS
OF VANECK VECTORS ETF TRUST
Dated September 1, 2016, as amended and restated on November 30, 2016 and March 10, 2017

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective April 26, 2017, Van Eck Associates Corporation, the investment adviser to the Fund, has agreed to lower the Fund’s expense cap to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.44% of the Fund’s average daily net assets per year until at least September 1, 2018.

The “Annual Fund Operating Expenses” table and accompanying footnote as well as the “Expense Example” table that appear in the section titled “Fund Fees and Expenses” on page 35 of the Prospectus are deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.16%
Total Annual Fund Operating Expenses(a)	0.51%
Fee Waivers and Expense Reimbursement(a)	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(a)	0.44%

(a)	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.44% of the Fund’s average daily net assets per year until at least September 1, 2018. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$45
3	$156
5	$278
10	$634

In addition, the third paragraph under the section titled “Management of the Funds” on page 77 is hereby deleted and replaced with the following:

For the services provided to each Fund under the Investment Management Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund’s average daily net assets at the annual rate of 0.35% (with respect to VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF and VanEck Vectors J.P. Morgan EM Local Currency Bond ETF), 0.40% (with respect to VanEck Vectors BDC Income ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF) and 0.45% (with respect to VanEck Vectors Treasury-Hedged High Yield Bond ETF). From time to time, the Adviser may waive all or a portion of its fee. Until at least September 1, 2017, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding VanEck Vectors J.P. Morgan EM Local Currency Bond ETF) (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% (with respect to VanEck Vectors Investment Grade Floating Rate ETF), 0.35% (with respect to VanEck Vectors Fallen Angel High Yield Bond ETF), 0.40% (with respect to VanEck Vectors BDC Income ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF), 0.49% (with respect to VanEck Vectors Emerging Markets Aggregate Bond ETF) and 0.50% (with respect to VanEck Vectors Treasury-Hedged High Yield Bond ETF) of its average daily net assets per year. Until at least September 1, 2017, the Funds’ offering costs will not be excluded from the expense caps set forth above. Until at least September 1, 2018, the Adviser has agreed to waive fees and/or pay the expenses of VanEck Vectors J.P. Morgan EM Local Currency Bond ETF to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.44% of its average daily net assets per year.

Please retain this supplement for future reference.

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SUPPLEMENT DATED APRIL 26, 2017 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
VANECK VECTORS ETF TRUST
Dated September 1, 2016, as amended and restated on October 19, 2016, November 30, 2016 and March 10, 2017

This Supplement updates certain information contained in the above-dated Statement of Additional Information for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective April 26, 2017, Van Eck Associates Corporation, the investment adviser to the Fund, has agreed to lower the Fund’s expense cap to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.44% of the Fund’s average daily net assets per year until at least September 1, 2018.

The section captioned “Management” and sub-captioned “Investment Adviser and Sub-Adviser — Compensation” beginning on page 26 of the Statement of Additional Information is revised by replacing the first paragraph of the sub-section with the following:

Compensation. As compensation for its services under the Trust Investment Management Agreement, the Adviser is paid a monthly fee based on a percentage of each applicable Fund’s average daily net assets at the annual rate of 0.35% (with respect to VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF and VanEck Vectors J.P. Morgan EM Local Currency Bond ETF), 0.40% (with respect to VanEck Vectors BDC Income ETF, VanEck Vectors CEF Municipal Income ETF, VanEck Vectors ChinaAMC China Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF) and 0.45% (with respect to VanEck Vectors Treasury-Hedged High Yield Bond ETF). From time to time, the Adviser may waive all or a portion of its fees. Until at least September 1, 2017, the Adviser has agreed to waive and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding the Municipal Funds and VanEck Vectors J.P. Morgan EM Local Currency Bond ETF) (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% (with respect to VanEck Vectors Investment Grade Floating Rate ETF), 0.35% (with respect to VanEck Vectors Fallen Angel High Yield Bond ETF), 0.40% (with respect to VanEck Vectors BDC Income ETF, VanEck Vectors CEF Municipal Income ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF), 0.49% (with respect to VanEck Vectors Emerging Markets Aggregate Bond ETF) and 0.50% (with respect to VanEck

Vectors ChinaAMC China Bond ETF and VanEck Vectors Treasury-Hedged High Yield Bond ETF) of its average daily net assets per year. Until at least September 1, 2017, the Funds’ offering costs will not be excluded from the expense caps set forth above. Until at least September 1, 2018, the Adviser has agreed to waive fees and/or pay the expenses of VanEck Vectors J.P. Morgan EM Local Currency Bond ETF to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.44% of its average daily net assets per year.

Please retain this supplement for future reference.

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